SCHEDULE OF INVESTMENTS

High Income (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary
Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)	13		$ —*

Casinos & Gaming – 1.8%
New Cotai Participation Corp., Class B(A)(B)(C)	3,073		15,302

Education Services – 0.7%
Laureate Education, Inc., Class A(A)	443		5,878

Hotels, Resorts & Cruise Lines – 1.0%
Studio City International Holdings Ltd. ADR(A)	343		5,643
Studio City International Holdings Ltd. ADR(A)(C)	141		2,275

			7,918

Specialty Stores – 0.0%
Party City Holdco, Inc.(A)(C)	40		101

Total Consumer Discretionary - 3.5%			29,199

Consumer Staples
Agricultural Products – 0.0%
ASG Warrant Corp.(A)(B)(C)	1		—
Pinnacle Agriculture Enterprises LLC(A)(B)(C)(D)	12		—	*

			—	*

Total Consumer Staples - 0.0%			—	*

Energy
Coal & Consumable Fuels – 0.3%
Foresight Energy L.P.(A)(B)(C)	186		2,644
Westmoreland Coal Co.(A)	29		215

			2,859

Oil & Gas Drilling – 0.0%
Vantage Drilling Company, Units(A)	—	*	1

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC(A)(B)(C)(D)(E)	1		41

Oil & Gas Exploration & Production – 0.0%
Bellatrix Exploration Ltd.(A)(B)(D)	436		—	*
Sabine Oil & Gas Corp.(A)(C)	—	*	4

			4

Total Energy - 0.3%			2,905

Health Care
Pharmaceuticals – 0.0%
Advanz Pharma Corp.(A)(D)	35		174

Total Health Care - 0.0%			174

Industrials
Air Freight & Logistics – 0.0%
BIS Industries Ltd.(B)(C)	1,605		—	*

Construction & Engineering – 0.1%
McDermott International, Inc.(A)(B)	21		—	*

McDermott International, Inc.(A)	399	958

		958

Total Industrials - 0.1%		958

TOTAL COMMON STOCKS – 3.9%		$33,236

(Cost: $51,307)

INVESTMENT FUNDS

Registered Investment Companies – 4.0%
Invesco Senior Loan ETF(G)	424	9,221
iShares iBoxx $ High Yield Corporate Bond ETF	290	24,331

		33,552

TOTAL INVESTMENT FUNDS – 4.0%		$33,552

(Cost: $33,375)

PREFERRED STOCKS

Energy
Oil & Gas Exploration & Production – 1.0%
Targa Resources Corp., 9.500%(A)(C)	8	7,929

Total Energy - 1.0%		7,929

TOTAL PREFERRED STOCKS – 1.0%		$7,929

(Cost: $8,416)

CORPORATE DEBT SECURITIES	Principal

Communication Services
Broadcasting – 1.2%
Clear Channel International B.V., 6.625%, 8-1-25(H)	$572	585
Clear Channel Outdoor Holdings, Inc., 5.125%, 8-15-27(H)	5,508	5,289
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24	3,979	3,857

		9,731

Cable & Satellite – 7.1%
Altice Financing S.A., 5.000%, 1-15-28(H)	1,421	1,380
Altice France Holding S.A.:
10.500%, 5-15-27(H)	12,589	13,990
6.000%, 2-15-28(H)	10,750	10,253
Altice France S.A.:
7.375%, 5-1-26(H)	1,673	1,753
8.125%, 2-1-27(H)	7,213	7,860
CCO Holdings LLC and CCO Holdings Capital Corp., 5.000%, 2-1-28(H)	4,233	4,450
CSC Holdings LLC:
5.375%, 2-1-28(H)	4,930	5,207
5.750%, 1-15-30(H)	1,372	1,458
DISH DBS Corp.:
5.875%, 11-15-24	1,610	1,658
7.750%, 7-1-26	2,821	3,101
7.375%, 7-1-28(H)	741	763
GCI LLC, 4.750%, 10-15-28(H)	771	781
VTR Comunicaciones S.p.A., 5.125%, 1-15-28(H)	2,964	3,065

VTR Finance B.V., 6.375%, 7-15-28(H)	2,826	2,967

		58,686

Integrated Telecommunication Services – 5.5%
Cablevision Lightpath LLC, 5.625%, 9-15-28(H)	1,225	1,245
Consolidated Communications, Inc., 6.500%, 10-1-28(H)	2,423	2,472
Frontier Communications Corp.:
6.875%, 1-15-25(F)	6,315	2,393
11.000%, 9-15-25(F)	8,236	3,459
8.500%, 4-1-26(F)(H)	11,690	11,795
Northwest Fiber LLC, 10.750%, 6-1-28(H)	957	1,043
West Corp., 8.500%, 10-15-25(H)	18,737	16,296
Windstream Escrow LLC, 7.750%, 8-15-28(H)	7,618	7,485

		46,188

Publishing – 0.2%
MDC Partners, Inc., 6.500%, 5-1-24(H)	2,381	2,173

Wireless Telecommunication Service – 2.5%
Digicel Group Ltd., 8.750%, 5-25-24(H)	1,351	1,356
Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(H)(I)	573	200
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(H)(I)	533	64
Digicel International Finance Ltd.:
8.750%, 5-25-24(H)	9,626	9,662
8.000%, 12-31-26(H)	539	415
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(G)(H)(I)	684	624
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(I)	4,984	3,819
Digicel Ltd., 6.750%, 3-1-23(G)(H)	6,795	4,281

		20,421

Total Communication Services - 16.5%		137,199

Consumer Discretionary
Apparel Retail – 0.6%
Abercrombie & Fitch Management Co. (GTD by Abercrombie & Fitch Co.), 8.750%, 7-15-25(H)	2,594	2,730
L Brands, Inc.:
6.875%, 7-1-25(H)	375	405
9.375%, 7-1-25(H)	673	772
6.625%, 10-1-30(H)	1,541	1,568

		5,475

Automobile Manufacturers – 0.4%
Ford Motor Co.:
8.500%, 4-21-23	1,491	1,625
9.000%, 4-22-25	1,491	1,710

		3,335

Automotive Retail – 1.2%
Asbury Automotive Group, Inc.:
4.500%, 3-1-28(H)	2,532	2,548
4.750%, 3-1-30(H)	4,451	4,484
Ken Garff Automotive LLC, 4.875%, 9-15-28(H)	770	757
Lithia Motors, Inc., 4.375%, 1-15-31	1,236	1,236
Sonic Automotive, Inc., 6.125%, 3-15-27	1,198	1,237

		10,262

Casinos & Gaming – 3.1%
Boyd Gaming Corp.:
8.625%, 6-1-25(H)	748	820
4.750%, 12-1-27	2,089	2,050
Colt Merger Sub, Inc.:
6.250%, 7-1-25(H)	2,963	3,089
8.125%, 7-1-27(H)	4,631	4,909
Everi Payments, Inc., 7.500%, 12-15-25(H)	3,346	3,279
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24(H)	2,450	2,070
Golden Nugget, Inc., 6.750%, 10-15-24(H)	5,273	4,403
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
5.000%, 10-15-25(H)	1,023	1,029
7.000%, 5-15-28(H)	282	283
7.250%, 11-15-29(H)	282	286
Wynn Macau Ltd.:
4.875%, 10-1-24(H)	855	843
5.500%, 10-1-27(H)	2,301	2,232

		25,293

Education Services – 0.9%
Laureate Education, Inc., 8.250%, 5-1-25(H)	6,978	7,397

Hotels, Resorts & Cruise Lines – 1.2%
Boyne USA, Inc., 7.250%, 5-1-25(H)	2,468	2,579
Carnival Corp.:
10.500%, 2-1-26(G)(H)	339	375
9.875%, 8-1-27(H)	1,525	1,612
NCL Corp. Ltd.:
12.250%, 5-15-24(H)	2,690	3,013
10.250%, 2-1-26(H)	1,805	1,881
POWDR Corp., 6.000%, 8-1-25(H)	756	773

		10,233

Leisure Facilities – 0.5%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27	2,137	2,126
Live Nation Entertainment, Inc., 4.750%, 10-15-27(H)	1,521	1,425
Six Flags Theme Parks, Inc., 7.000%, 7-1-25(H)	297	316

		3,867

Specialized Consumer Services – 0.5%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(H)	2,311	2,375
5.875%, 10-1-30(H)	1,926	1,993

		4,368

Specialty Stores – 3.3%
Michaels Stores, Inc.:
8.000%, 7-15-27(G)(H)	3,179	3,322
4.750%, 10-1-27(H)	771	764

Party City Holdings, Inc. (5.000% Cash and 5.000% PIK), 10.000%, 8-15-26(H)(I)	210	178
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps), 5.750%, 7-15-25(H)(J)	389	284
Staples, Inc.:
7.500%, 4-15-26(H)	18,924	17,437
10.750%, 4-15-27(H)	7,355	5,898

		27,883

Total Consumer Discretionary - 11.7%		98,113

Consumer Staples
Packaged Foods & Meats – 3.5%
JBS USA LLC and JBS USA Finance, Inc., 5.750%, 6-15-25(H)	4,650	4,793
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28(H)	3,115	3,387
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(H)	881	898
5.875%, 9-30-27(H)	3,082	3,182
Post Holdings, Inc., 5.750%, 3-1-27(H)	7,368	7,745
Simmons Foods, Inc.:
7.750%, 1-15-24(H)	1,656	1,735
5.750%, 11-1-24(H)	6,704	6,711

		28,451

Total Consumer Staples - 3.5%		28,451

Energy
Oil & Gas Drilling – 0.4%
KCA Deutag UK Finance plc, 7.250%, 5-15-21(H)	5,209	2,435
Offshore Drilling Holding S.A., 8.375%, 9-20-20(F)(H)(K)	8,682	781
Offshore Group Investment Ltd., 0.000%, 12-1-21(B)(C)(L)	1,693	—	*

		3,216

Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc., 8.750%, 11-1-23(H)	1,917	575

Oil & Gas Exploration & Production – 3.5%
Bellatrix Exploration Ltd., 8.500%, 9-11-23(F)	1,022	—	*
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK), 9.500%, 12-15-23(F)(I)	1,113	—	*
Comstock Resources, Inc., 9.750%, 8-15-26	381	391
Crownrock L.P., 5.625%, 10-15-25(H)	8,707	8,206
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(H)	2,453	2,435
5.750%, 1-30-28(H)	1,789	1,798
Endeavor Energy Resources L.P. and EER Finance, Inc., 6.625%, 7-15-25(H)	1,803	1,853
EQT Corp., 7.875%, 2-1-25(K)	1,218	1,350
Laredo Petroleum, Inc.:
9.500%, 1-15-25	4,262	2,540
10.125%, 1-15-28(G)	2,841	1,676
QEP Resources, Inc.:
5.250%, 5-1-23	1,438	1,046
5.625%, 3-1-26	1,085	616
Sanchez Energy Corp., 0.000%, 2-15-23(B)(C)(L)	622	—	*

Seven Generations Energy Ltd.:
6.750%, 5-1-23(H)	5,646	5,514
5.375%, 9-30-25(H)	2,523	2,387

		29,812

Oil & Gas Refining & Marketing – 2.0%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	1,081	308
6.375%, 7-1-26	386	95
Comstock Escrow Corp., 9.750%, 8-15-26	13,317	13,699
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(F)(H)	1,320	—	*
8.000%, 2-15-25(F)(H)	1,386	—	*
7.750%, 5-15-26(F)(H)	1,933	423
PBF Holding Co. LLC:
9.250%, 5-15-25(H)	885	907
6.000%, 2-15-28(H)	1,420	953

		16,385

Oil & Gas Storage & Transportation – 0.4%
Crestwood Midstream Partners L.P. and Crestwood Midstream Finance Corp., 6.250%, 4-1-23	1,517	1,483
Rattler Midstream L.P., 5.625%, 7-15-25(H)	1,506	1,517

		3,000

Total Energy - 6.4%		52,988

Financials
Consumer Finance – 0.7%
Alliance Data Systems Corp., 4.750%, 12-15-24(H)	3,840	3,599
CURO Group Holdings Corp., 8.250%, 9-1-25(H)	2,815	2,358

		5,957

Financial Exchanges & Data – 0.8%
Refinitiv U.S. Holdings, Inc., 8.250%, 11-15-26(H)	5,889	6,456

Insurance Brokers – 3.1%
Ardonagh Midco 2 plc, 11.500%, 1-15-27(H)	6,277	6,340
NFP Corp.:
7.000%, 5-15-25(H)	1,498	1,588
6.875%, 8-15-28(H)	17,409	17,598

		25,526

Investment Banking & Brokerage – 0.5%
INTL FCStone, Inc., 8.625%, 6-15-25(H)	3,787	4,090

Property & Casualty Insurance – 0.5%
Amwins Group, Inc., 7.750%, 7-1-26(H)	4,026	4,308

Specialized Finance – 1.7%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(H)	5,496	5,826
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26(H)	7,778	8,167

		13,993

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(H)	5,937	5,744

Total Financials - 8.0%		66,074

Health Care
Health Care Facilities – 1.8%
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(H)	6,811	7,237
Surgery Center Holdings, Inc., 10.000%, 4-15-27(G)(H)	7,296	7,770

		15,007

Health Care Services – 0.6%
Heartland Dental LLC, 8.500%, 5-1-26(H)	4,714	4,691

Health Care Technology – 1.5%
Verscend Holding Corp., 9.750%, 8-15-26(H)	11,186	12,162

Pharmaceuticals – 1.6%
Advanz Pharma Corp., 8.000%, 9-6-24	430	418
Bausch Health Cos., Inc.:
9.000%, 12-15-25(H)	855	930
9.250%, 4-1-26(H)	2,515	2,767
8.500%, 1-31-27(H)	5,239	5,756
Par Pharmaceutical, Inc., 7.500%, 4-1-27(H)	2,871	3,008

		12,879

Total Health Care - 5.5%		44,739

Industrials
Aerospace & Defense – 5.5%
Arconic Rolled Products Corp., 6.125%, 2-15-28(H)	568	583
TransDigm UK Holdings plc, 6.875%, 5-15-26	2,171	2,182
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7-15-24	6,077	6,062
6.500%, 5-15-25	1,162	1,158
6.250%, 3-15-26(H)	7,179	7,528
6.375%, 6-15-26	2,490	2,500
7.500%, 3-15-27	2,673	2,775
5.500%, 11-15-27	6,936	6,666
Wolverine Escrow LLC:
8.500%, 11-15-24(H)	7,697	6,311
9.000%, 11-15-26(H)	11,228	9,263
13.125%, 11-15-27(H)	847	593

		45,621

Diversified Support Services – 0.3%
Ahern Rentals, Inc., 7.375%, 5-15-23(H)	3,901	2,068

Environmental & Facilities Services – 0.4%
GFL Environmental, Inc.:
7.000%, 6-1-26(H)	1,975	2,082
8.500%, 5-1-27(H)	572	620
Waste Pro USA, Inc., 5.500%, 2-15-26(H)	482	488

		3,190

Security & Alarm Services – 0.5%
APX Group, Inc. (GTD by APX Group Holdings, Inc.), 7.625%, 9-1-23	2,172	2,194
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(H)	2,132	2,158

		4,352

Total Industrials - 6.7%		55,231

Information Technology
Application Software – 2.0%
Kronos Acquisition Holdings, Inc., 9.000%, 8-15-23(H)	15,902	16,121

Data Processing & Outsourced Services – 0.2%
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7-15-25(H)	1,192	1,240

Electronic Equipment & Instruments – 0.7%
NCR Corp.:
8.125%, 4-15-25(H)	1,183	1,308
5.750%, 9-1-27(H)	755	789
5.000%, 10-1-28(H)	2,287	2,284
6.125%, 9-1-29(H)	966	1,021
5.250%, 10-1-30(H)	762	762

		6,164

IT Consulting & Other Services – 0.1%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25(H)	739	813
7.375%, 9-1-25(H)	306	309

		1,122

Total Information Technology - 3.0%		24,647

Materials
Aluminum – 0.6%
Constellium N.V., 5.875%, 2-15-26(H)	2,322	2,383
Constellium SE, 5.625%, 6-15-28(H)	1,090	1,110
Novelis Corp. (GTD by Novelis, Inc.), 4.750%, 1-30-30(H)	1,137	1,110

		4,603

Commodity Chemicals – 0.5%
NOVA Chemicals Corp.:
4.875%, 6-1-24(H)	2,943	2,922
5.250%, 6-1-27(H)	1,655	1,558

		4,480

Construction Materials – 1.3%
Hillman Group, Inc. (The), 6.375%, 7-15-22(H)	11,252	10,999

Metal & Glass Containers – 0.4%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(H)(I)	2,110	2,099
HudBay Minerals, Inc.:
7.250%, 1-15-23(H)	408	415
7.625%, 1-15-25(H)	611	622

		3,136

Total Materials - 2.8%		23,218

TOTAL CORPORATE DEBT SECURITIES – 64.1%		$530,660

(Cost: $557,808)

LOANS(J)

Communication Services
Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 7.500%, 7-25-22	2,951	2,832

Broadcasting – 0.7%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 3.761%, 8-21-26	6,548	5,944

Integrated Telecommunication Services – 3.1%
Consolidated Communications, Inc., 0.000%, 10-18-27(M)	3,085	3,049
Northwest Fiber LLC (ICE LIBOR plus 550 bps), 5.656%, 5-1-27	6,586	6,570
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	14,405	13,038
Windstream Services LLC, 0.000%, 8-11-27(M)	2,708	2,614

		25,271

Publishing – 0.3%
Recorded Books, Inc. (ICE LIBOR plus 425 bps), 4.156%, 8-31-25	2,248	2,228

Wireless Telecommunication Service – 0.8%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.800%, 5-27-24	7,867	6,889

Total Communication Services - 5.3%		43,164

Consumer Discretionary
Apparel Retail – 0.5%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 8.000%, 11-28-22	3,763	2,960
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22(F)	1,517	664

		3,624

Casinos & Gaming – 0.1%
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(I)	801	793

Housewares & Specialties – 0.4%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps), 5.000%, 5-15-23	3,042	3,018

Leisure Facilities – 0.5%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.220%, 12-30-26	3,464	3,018
United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 11-12-26(B)	943	934

		3,952

Restaurants – 0.0%
NPC International, Inc. (ICE LIBOR plus 750 bps), 8.500%, 4-18-25(F)	3,326	153

Specialized Consumer Services – 0.2%
Asurion LLC (ICE LIBOR plus 600 bps), 6.647%, 8-4-25	1,748	1,749

Specialty Stores – 2.4%
Academy Sports + Outdoors (ICE LIBOR plus 400 bps), 5.000%, 7-2-22	3,801	3,708
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.000%, 10-16-23	4,256	3,622

Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 10.250%, 5-21-24(B)	3,971	3,097
Party City Holdings, Inc., 0.000%, 8-19-22(M)	2,191	1,780
Party City Holdings, Inc. (ICE LIBOR plus 250 bps), 3.250%, 8-19-22	1,698	1,379
Staples, Inc. (ICE LIBOR plus 500 bps), 5.251%, 4-12-26	6,015	5,581

		19,167

Textiles – 0.5%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 4.397%, 6-15-25	4,187	4,016

Total Consumer Discretionary - 4.6%		36,472

Consumer Staples
Packaged Foods & Meats – 0.1%
Shearer’s Foods LLC (ICE LIBOR plus 400 bps), 4.750%, 9-14-27	1,115	1,106

Total Consumer Staples - 0.1%		1,106

Energy
Coal & Consumable Fuels – 0.4%
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 6-29-27	1,560	1,643
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 9.250%, 3-15-22	397	357
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(I)	2,092	1,150

		3,150

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC (11.000% Cash or 11.000% PIK), 11.000%, 8-9-21(B)(E)(I)	757	303

Oil & Gas Exploration & Production – 0.1%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps), 11.375%, 12-31-21(F)	2,885	55
California Resources Corp. (ICE LIBOR plus 475 bps), 5.750%, 12-31-22(F)	1,928	693

		748

Oil & Gas Storage & Transportation – 0.5%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.260%, 3-1-26	6,000	4,230

Total Energy - 1.0%		8,431

Financials
Asset Management & Custody Banks – 0.5%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.895%, 7-20-26	4,048	3,859

Property & Casualty Insurance – 0.9%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.647%, 2-28-25	8,309	7,633

Specialized Finance – 0.5%
Gulf Finance LLC (ICE LIBOR plus 525 bps), 6.250%, 8-25-23	6,017	4,227
Lealand Finance Co. B.V., 0.000%, 6-30-24(B)(M)	23	19
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps), 3.147%, 6-30-24(B)	72	62

		4,308

Total Financials - 1.9%		15,800

Health Care
Health Care Equipment – 0.1%
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps), 10.675%, 10-1-25	632	547

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 4.250%, 8-31-24	3,262	3,066
Surgery Center Holdings, Inc. (ICE LIBOR plus 800 bps), 9.000%, 8-31-24	336	339

		3,405

Health Care Services – 2.0%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.647%, 4-30-25	6,773	6,220
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.147%, 6-26-26	10,582	10,293

		16,513

Health Care Technology – 0.8%
Verscend Holding Corp. (ICE LIBOR plus 450 bps), 4.647%, 8-27-25	6,826	6,749

Pharmaceuticals – 0.2%
Advanz Pharma Corp. Ltd., 0.000%, 9-6-24(M)	298	289
Concordia International Corp. (ICE LIBOR plus 550 bps), 6.500%, 9-6-24	1,140	1,105
Endo Luxembourg Finance Co. I S.a.r.l. (ICE LIBOR plus 425 bps), 5.000%, 4-27-24	734	697

		2,091

Total Health Care - 3.5%		29,305

Industrials
Building Products – 0.1%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 9.000%, 3-27-22	1,074	859

Construction & Engineering – 0.4%
McDermott Technology Americas, Inc. (ICE LIBOR plus 400 bps), 1.147%, 6-30-25(F)	902	674

McDermott Technology Americas, Inc. (ICE LIBOR plus 500 bps), 0.000%, 5-10-25(F)(M)	3,050	900
Tensar International Corp. (ICE LIBOR plus 850 bps), 9.500%, 7-10-22	1,119	943
WaterBridge Midstream Operating LLC, 0.000%, 6-21-26(M)	837	694

		3,211

Industrial Conglomerates – 0.6%
PAE Holding Corp. (ICE LIBOR plus 550 bps), 6.500%, 10-20-22	4,680	4,641
PAE Holding Corp. (ICE LIBOR plus 950 bps), 10.500%, 10-20-23	387	373

		5,014

Industrial Machinery – 1.2%
Form Technologies LLC (ICE LIBOR plus 325 bps), 4.250%, 1-28-22	2,335	2,092
Form Technologies LLC (ICE LIBOR plus 850 bps), 9.500%, 1-30-23	13,614	7,678

		9,770

Total Industrials - 2.3%		18,854

Information Technology
Application Software – 0.5%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 8.000%, 9-19-25	1,954	1,974
Ultimate Software Group, Inc. (The) (ICE LIBOR plus 400 bps), 4.750%, 5-3-26	1,404	1,399
Ultimate Software Group, Inc. (The) (ICE LIBOR plus 675 bps), 7.500%, 5-3-27	744	756

		4,129

Communications Equipment – 1.1%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.656%, 11-30-25	9,199	7,833
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.906%, 11-30-26	2,920	1,536

		9,369

Data Processing & Outsourced Services – 1.4%
Cardtronics USA, Inc. (ICE LIBOR plus 400 bps), 5.000%, 6-24-27(B)	2,381	2,369
CommerceHub, Inc. (ICE LIBOR plus 375 bps), 3.647%, 5-21-25	3,121	3,043
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps), 8.250%, 5-1-25	3,429	1,761
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 4.000%, 5-1-24	5,271	4,517

		11,690

Internet Services & Infrastructure – 0.5%
Informatica LLC, 7.125%, 2-25-25	4,147	4,206

IT Consulting & Other Services – 0.6%
Milano Acquisition Corp., 0.000%, 8-17-27(M)	4,998	4,936

Total Information Technology - 4.1%		34,330

Materials
Construction Materials – 0.7%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 4.147%, 5-31-25	5,967	5,823

Total Materials - 0.7%		5,823

TOTAL LOANS – 23.5%		$193,285

(Cost: $221,034)

SHORT-TERM SECURITIES	Shares

Money Market Funds(O) - 4.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.040%(N)	2,204	2,204
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	34,093	34,093

		36,297

TOTAL SHORT-TERM SECURITIES – 4.4%		$36,297

(Cost: $36,297)

TOTAL INVESTMENT SECURITIES – 100.9%		$834,959

(Cost: $908,237)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9)%		(7,083)

NET ASSETS – 100.0%		$827,876

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Securities whose value was determined using significant unobservable inputs.
(C)	Restricted securities. At September 30, 2020, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Value
ASG Warrant Corp.	5-31-18	1		$72	$–
BIS Industries Ltd.	12-22-17	1,605		151	–	*
Foresight Energy L.P.	6-30-20	186		3,639	2,644
Larchmont Resources LLC	12-8-16	1		340	41
New Cotai Participation Corp., Class B	4-12-13	3,073		28,520	15,302
Party City Holdco, Inc.	7-30-20	40		69	101
Pinnacle Agriculture Enterprises LLC	3-10-17	12		2,083	–	*
Sabine Oil & Gas Corp.	12-7-16	–	*	12	4
Targa Resources Corp., 9.500%	10-24-17	8		8,416	7,929
Studio City International Holdings Ltd. ADR	8-5-20	141		2,200	2,275
		Principal
Offshore Group Investment Ltd., 0.000%, 12-01-21	9-17-20	$1,693		–	–	*
Sanchez Energy Corp., 0.000%, 02-15-23	6-30-20	622		–	–	*

				$45,502	$28,296

The total value of these securities represented 3.4% of net assets at September 30, 2020.

(D)	Listed on an exchange outside the United States.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(F)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(G)	All or a portion of securities with an aggregate value of $15,208 are on loan.
(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the total value of these securities amounted to $455,230 or 55.0% of net assets.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(J)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(K)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2020.

(L)	Zero coupon bond.
(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(N)	Investment made with cash collateral received from securities on loan.
(O)	Rate shown is the annualized 7-day yield at September 30, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$5,878	$8,019	$15,302
Consumer Staples	—	—	—	*
Energy	1	219	2,685
Health Care	—	174	—
Industrials	958	—	—	*

Total Common Stocks	$6,837	$8,412	$17,987
Investment Funds	33,552	—	—
Preferred Stocks	—	7,929	—
Corporate Debt Securities	—	530,660	—	*
Loans	—	186,501	6,784
Short-Term Securities	36,297	—	—

Total	$76,686	$733,502	$24,771

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities	Loans
Beginning Balance 1-1-20	$350	$-*	$2,640	$20,995
Net realized gain (loss)	(3,220)	-	(2,439)	-	*
Net unrealized appreciation (depreciation)	(10,636)	-	3,961	1,323

Purchases	28,534	-	-	3,365
Sales	-	-*	(4,162)	(3,340)
Amortization/Accretion of premium/discount	-	-	-	8
Transfers into Level 3 during the period	2,978	-	-	-
Transfers out of Level 3 during the period	(19)	-	-	(15,567)

Ending Balance 9-30-20	$17,987	$-	$-*	$6,784

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-20	$(10,636)	$-	$3,961	$1,358

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 9-30-20		Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$15,302		Market approach	Illiquidity discount	10%
	2,644		Market approach	Illiquidity discount	30%
	41		Third party valuation service	Broker quote	N/A
Corporate Debt Securities	-	*	Cost approach	Cost of position	0
Loans	6,784		Third-party vendor pricing service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$908,237

Gross unrealized appreciation	20,847
Gross unrealized depreciation	(94,125)

Net unrealized depreciation	$(73,278)